Share-based Payments - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 51,683	$ 49,733	$ 44,165
Cost of revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	10,049	8,057	5,155
Selling and marketing expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	7,044	6,411	4,948
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 34,590	$ 35,265	$ 34,062